OTHER NON-INTEREST INCOME AND EXPENSES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Gain on early payments to merchants - credit cards	1,203	869	63
Indexation charges of other assets	1,199	1,272	1,295
Gains and losses on sale of foreclosed assets, premises and equipment and investments in unconsolidated companies	176	476	343
Gains on sale of equity interest	0	370	279
Other	176	106	64
Gain on exchange of shares of Bovespa Holding S.A.			424
Recovery of expenses	120	334	174
Deposits related to commissions	102	30	1
Remeasurement of equity interest held in Redecard S.A. (Note 3b)	0	4,530	0
Gain on exchange of equity interest in PSIUPAR (Note 3c)	0	936	0
Bargain purchase gain on acquisition of Unibanco and Unibanco Holdings (Note 3a)	0	830	0
Other	735	833	103
Total	3,535	10,110	2,403